CONVERTIBLE NOTES (Detail Textuals) - USD ($)	1 Months Ended	9 Months Ended
	Mar. 20, 2018	Apr. 30, 2018
Debt Instrument [Line Items]
Convertible notes, amount	$ 350,000	$ 350,000
Proceeds of convertible loan		$ 350,000
Note purchase agreement | Non-affiliated party
Debt Instrument [Line Items]
Convertible notes, amount	$ 500,000
Debt instrument, term	2 years
Percentage of convertible notes	5.00%
Conversion price	$ 0.02